CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash and cash equivalents	$ 4,166	$ 6,132
Accounts and Notes Receivable, net of allowance	4,810	4,496
Unbilled revenue	4,975	6,029
Due from related companies	2,216	141
Inventories, net	2,142	688
Other receivables and prepayments	1,084	2,105
Total Current Assets	19,393	19,591
Non-current assets
Property, plant and equipment, net	12,890	13,358
Intangible assets, net	611	632
Total Assets	32,894	33,581
Current liabilities
Accounts payable	1,867	1,606
Advances from customers	8,365	9,062
Other payables and accruals	171	111
Taxes payable	1,273	1,545
Amounts due to related parties	2	2
Dividend payable	840	842
Total Current Liabilities	12,518	13,168
Stockholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of March 31, 2014 and September 30, 2013, respectively)	14	14
Additional paid in capital	22,233	22,233
Appropriated retained earnings	1,615	1,615
Unappropriated retained earnings	(7,649)	(7,648)
Accumulated other comprehensive income	4,163	4,199
Total Shareholders' Equity	20,376	20,413
Total Liabilities and Shareholders' Equity	$ 32,894	$ 33,581